Performance Management	Jun. 30, 2025
Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund has not had one full calendar year of performance. Financial information for the Fund for the fiscal year ended June 30, 2025 is available in the Financial Highlights section of the Prospectus. Information on the Fund’s investment results, including its NAV per share, can be obtained at no charge by visiting the Fund’s website at etf.palmersquarefunds.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not had one full calendar year of performance.
Performance Availability Website Address [Text]	etf.palmersquarefunds.com
Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund has not had one full calendar year of performance. Financial information for the Fund for the fiscal year ended June 30, 2025 is available in the Financial Highlights section of the Prospectus. Information on the Fund’s investment results, including its NAV per share, can be obtained at no charge by visiting the Fund’s website at etf.palmersquarefunds.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not had one full calendar year of performance.
Performance Availability Website Address [Text]	etf.palmersquarefunds.com
Palmer Square CLO Debt ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund has not commenced operations and does not have a performance history.
Performance One Year or Less [Text]	The Fund has not commenced operations and does not have a performance history.